Property and Equipment, and Investment Properties	12 Months Ended
Dec. 31, 2024
Disclosure Of Property Plant And Equipment And Investment Property [Abstract]
Property and Equipment, and Investment Properties
14. Property and Equipment, and Investment Properties
14.1 Property and Equipment
14.1.1 Details of property and equipment as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
Land	￦	2,442,186	￦	—	￦	(4)	￦	2,442,182
Buildings		2,449,394		(899,839)		(5,747)		1,543,808
Leasehold improvements		1,052,550		(976,520)		—		76,030
Equipment and vehicles		2,027,842		(1,774,850)		—		252,992
Construction in-progress		56,971		—		—		56,971
Right-of-use assets		1,608,541		(1,034,825)		—		573,716

	￦	9,637,484	￦	(4,686,034)	￦	(5,751)	￦	4,945,699

(In millions of Korean won)	December 31, 2024
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
Land	￦	2,471,259	￦	—	￦	(4)	￦	2,471,255
Buildings		2,481,041		(962,953)		(5,746)		1,512,342
Leasehold improvements		1,107,922		(1,025,640)		—		82,282
Equipment and vehicles		2,148,574		(1,850,044)		—		298,530
Construction in-progress		65,941		—		—		65,941
Right-of-use assets		2,241,126		(1,280,489)		(972)		959,665

	￦	10,515,863	￦	(5,119,126)	￦	(6,722)	￦	5,390,015

14.1.2 Changes in property and equipment for the years ended December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	2023
	Beginning		Acquisition		Transfer 1		Disposal		Depreciation 2		Business combination		Others		Ending

Land	￦	2,416,726	￦	51,324	￦	3,501	￦	(2,074)	￦	—	￦	6,585	￦	(33,880)	￦	2,442,182
Buildings		1,581,433		28,344		22,976		(543)		(66,062)		677		(23,017)		1,543,808
Leasehold improvements		76,384		8,390		41,522		(170)		(52,555)		2		2,457		76,030
Equipment and vehicles		304,338		113,823		(14)		(1,217)		(164,724)		3,206		(2,420)		252,992
Construction in-progress		28,045		143,439		(89,168)		—		—		—		(25,345)		56,971
Right-of-use assets		584,541		556,043		(9,735)		(239,365)		(299,599)		672		(18,841)		573,716

	￦	4,991,467	￦	901,363	￦	(30,918)	￦	(243,369)	￦	(582,940)	￦	11,142	￦	(101,046)	￦	4,945,699

(In millions of Korean won)

	2024
	Beginning		Acquisition		Transfer 1		Disposal		Depreciation 2		Others		Ending

Land	￦	2,442,182	￦	66	￦	15,892	￦	(806)	￦	—	￦	13,921	￦	2,471,255
Buildings		1,543,808		6,229		31,602		(3,498)		(68,707)		2,908		1,512,342
Leasehold improvements		76,030		17,211		39,857		(710)		(51,790)		1,684		82,282
Equipment and vehicles		252,992		153,309		16,972		(1,933)		(139,788)		16,978		298,530
Construction in-progress		56,971		124,419		(114,761)		(1,402)		—		714		65,941
Right-of-use assets		573,716		1,285,013		(12,759)		(552,340)		(360,401)		26,436		959,665

	￦	4,945,699	￦	1,586,247	￦	(23,197)	￦	(560,689)	￦	(620,686)	￦	62,641	￦	5,390,015

1	Includes transfers with investment properties and assets held for sale.
2
Includes depreciation expenses amounting to ￦62,098 million and ￦65,452 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2023 and 2024, respectively.

14.1.3 Changes in accumulated impairment losses of property and equipment for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Beginning	Impairment		Reversal		Disposal and others		Ending
Accumulated impairment losses of property and equipment	￦ (5,751)	￦	—	￦	—	￦	—	￦ (5,751)

(In millions of Korean won)	2024
	Beginning	Impairment	Reversal		Disposal and others		Ending
Accumulated impairment losses of property and equipment	￦ (5,751)	￦ (971)	￦	—	￦	—	￦ (6,722)

14.2 Investment Properties
14.2.1 Details of investment properties as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
Land	￦	2,237,030	￦	—	￦	(486)	￦	2,236,544
Buildings		2,027,919		(149,390)		(5,289)		1,873,240

	￦	4,264,949	￦	(149,390)	￦	(5,775)	￦	4,109,784

(In millions of Korean won)	December 31, 2024
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
Land	￦	1,990,096	￦	—	￦	(13,226)	￦	1,976,870
Buildings		1,998,943		(186,500)		(30,137)		1,782,306

	￦	3,989,039	￦	(186,500)	￦	(43,363)	￦	3,759,176

14.2.2 Valuation techniques and inputs used to measure the fair value of investment properties as of December 31, 2024, are as follows:

(In millions of Korean won)	December 31, 2024
	Fair value		Valuation techniques	Inputs

Land and buildings	￦	236,575	Cost approach method	- Price per square meter - Replacement cost
		2,478,182	Market comparison method	- Price per square meter
		472,840	Discounted cash flow method	- Prospective rental market growth rate - Period of vacancy - Rental ratio - Discount rate and others
		89,225	Market price
Fair value of investment properties amounts to ￦3,602,196 million and ￦3,276,822 million as of December 31, 2023 and 2024, respectively. Investment properties are measured by qualified independent appraisers with recent experience in valuing similar properties in the same area. In addition, all investment properties are classified as Level 3 in accordance with fair value hierarchy in Note 6.1.2.
Rental income from above
investment
properties amounts to ￦134,250 million and ￦147,151 million for the years ended December 31, 2023 and 2024, respectively.
14.2.3 Changes in investment properties for the years ended December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	2023
	Beginning		Acquisition		Transfer*		Disposal		Depreciation		Others		Ending
Land	￦	1,495,529	￦	1,062,748	￦	(3,080)	￦	(268,800)	￦	—	￦	(49,853)	￦	2,236,544
Buildings		1,652,811		456,680		1,190		(162,854)		(48,790)		(25,797)		1,873,240

	￦	3,148,340	￦	1,519,428	￦	(1,890)	￦	(431,654)	￦	(48,790)	￦	(75,650)	￦	4,109,784

14.2.3 Changes in investment properties for the years ended December 31, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)

	2024
	Beginning		Acquisition		Transfer*		Disposal		Depreciation		Others		Ending
Land	￦	2,236,544	￦	48,931	￦	2,792	￦	(324,787)	￦	—	￦	13,390	￦	1,976,870
Buildings		1,873,240		39,825		10,084		(118,174)		(50,426)		27,757		1,782,306

	￦	4,109,784	￦	88,756	￦	12,876	￦	(442,961)	￦	(50,426)	￦	41,147	￦	3,759,176

*	Includes transfers with property and equipment and assets held for sale.